Quarterly Holdings Report
for

Fidelity® Independence Fund

February 29, 2020

FRE-QTLY-0420
1.797942.116

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 9.0%
Entertainment - 1.3%
Netflix, Inc. (a)	127,800	$47,162
Interactive Media & Services - 6.7%
Alphabet, Inc.:
Class A (a)	56,600	75,802
Class C (a)	57,100	76,476
Facebook, Inc. Class A (a)	494,040	95,088
		247,366
Media - 1.0%
Charter Communications, Inc. Class A (a)	70,600	34,818

TOTAL COMMUNICATION SERVICES		329,346

CONSUMER DISCRETIONARY - 12.1%
Hotels, Restaurants & Leisure - 3.0%
McDonald's Corp.	223,600	43,416
Starbucks Corp.	488,000	38,274
Yum! Brands, Inc.	310,900	27,748
		109,438
Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc. (a)	75,500	142,223
Multiline Retail - 0.8%
Dollar General Corp.	206,475	31,033
Specialty Retail - 3.3%
Ross Stores, Inc.	262,177	28,520
The Home Depot, Inc.	273,600	59,601
TJX Companies, Inc.	574,300	34,343
		122,464
Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. Class B	452,400	40,436

TOTAL CONSUMER DISCRETIONARY		445,594

CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	144,100	40,512
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	181,000	33,232

TOTAL CONSUMER STAPLES		73,744

FINANCIALS - 7.8%
Banks - 2.3%
JPMorgan Chase & Co.	711,600	82,624
Capital Markets - 4.5%
CME Group, Inc.	171,500	34,098
Intercontinental Exchange, Inc.	339,300	30,272
Moody's Corp.	139,000	33,364
MSCI, Inc.	107,000	31,612
S&P Global, Inc.	142,100	37,786
		167,132
Insurance - 1.0%
Marsh & McLennan Companies, Inc.	341,700	35,728

TOTAL FINANCIALS		285,484

HEALTH CARE - 10.3%
Health Care Equipment & Supplies - 4.7%
Becton, Dickinson & Co.	150,300	35,744
Boston Scientific Corp. (a)	859,400	32,133
Danaher Corp.	268,500	38,820
Intuitive Surgical, Inc. (a)	63,500	33,906
Stryker Corp.	167,400	31,905
		172,508
Health Care Providers & Services - 1.6%
UnitedHealth Group, Inc.	238,400	60,782
Life Sciences Tools & Services - 1.9%
Mettler-Toledo International, Inc. (a)	38,300	26,875
Thermo Fisher Scientific, Inc.	147,100	42,777
		69,652
Pharmaceuticals - 2.1%
Eli Lilly & Co.	318,600	40,185
Zoetis, Inc. Class A	265,900	35,426
		75,611

TOTAL HEALTH CARE		378,553

INDUSTRIALS - 10.1%
Aerospace & Defense - 2.4%
HEICO Corp. Class A	291,140	25,716
Northrop Grumman Corp.	101,300	33,311
TransDigm Group, Inc.	48,800	27,221
		86,248
Commercial Services & Supplies - 2.2%
Cintas Corp.	103,700	27,661
Copart, Inc. (a)	300,586	25,394
Waste Connection, Inc. (United States)	290,800	28,059
		81,114
Electrical Equipment - 0.7%
AMETEK, Inc.	307,700	26,462
Industrial Conglomerates - 0.8%
Roper Technologies, Inc.	83,500	29,367
Machinery - 0.5%
IDEX Corp.	130,410	19,301
Professional Services - 2.4%
IHS Markit Ltd.	450,875	32,120
TransUnion Holding Co., Inc.	264,200	23,493
Verisk Analytics, Inc.	198,715	30,823
		86,436
Road & Rail - 1.1%
Union Pacific Corp.	253,700	40,544

TOTAL INDUSTRIALS		369,472

INFORMATION TECHNOLOGY - 36.2%
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A	303,000	27,779
CDW Corp.	238,100	27,196
		54,975
IT Services - 11.2%
Accenture PLC Class A	223,200	40,308
Automatic Data Processing, Inc.	203,800	31,536
Fidelity National Information Services, Inc.	253,500	35,419
Fiserv, Inc. (a)	329,600	36,045
FleetCor Technologies, Inc. (a)	99,500	26,446
Global Payments, Inc.	195,300	35,929
MasterCard, Inc. Class A	226,600	65,771
PayPal Holdings, Inc. (a)	378,700	40,896
VeriSign, Inc. (a)	143,700	27,267
Visa, Inc. Class A	404,000	73,431
		413,048
Semiconductors & Semiconductor Equipment - 4.6%
Analog Devices, Inc.	263,241	28,706
KLA-Tencor Corp.	172,500	26,515
Lam Research Corp.	107,300	31,485
NVIDIA Corp.	171,200	46,236
Texas Instruments, Inc.	320,100	36,536
		169,478
Software - 13.4%
Adobe, Inc. (a)	158,100	54,563
ANSYS, Inc. (a)	116,000	28,094
Aspen Technology, Inc. (a)	245,500	26,148
Autodesk, Inc. (a)	151,300	28,880
Cadence Design Systems, Inc. (a)	400,600	26,496
Intuit, Inc.	127,600	33,922
Microsoft Corp.	1,340,900	217,242
Salesforce.com, Inc. (a)	280,500	47,797
Synopsys, Inc. (a)	211,100	29,117
Tanium, Inc. Class B (a)(b)(c)	98,100	1,125
		493,384
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	735,600	201,084

TOTAL INFORMATION TECHNOLOGY		1,331,969

MATERIALS - 3.7%
Chemicals - 3.7%
Air Products & Chemicals, Inc.	138,100	30,328
Ecolab, Inc.	185,400	33,455
Linde PLC	207,000	39,539
Sherwin-Williams Co.	63,900	33,020
		136,342
REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 6.3%
Alexandria Real Estate Equities, Inc.	167,700	25,470
American Tower Corp.	190,500	43,205
Crown Castle International Corp.	251,900	36,095
Equinix, Inc.	61,100	34,998
Equity Lifestyle Properties, Inc.	359,200	24,544
Prologis, Inc.	435,352	36,691
SBA Communications Corp. Class A	120,900	32,049
		233,052
UTILITIES - 2.1%
Electric Utilities - 1.2%
NextEra Energy, Inc.	183,500	46,381
Water Utilities - 0.9%
American Water Works Co., Inc.	257,800	31,880

TOTAL UTILITIES		78,261

TOTAL COMMON STOCKS
(Cost $2,772,473)		3,661,817

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc.:
Series C (a)(b)(c)	7,644,500	1,854
Series D (a)(b)(c)	1,443,299	350
		2,204
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Bird Rides, Inc. Series C (a)(b)(c)	119,195	1,540
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,148)		3,744

Money Market Funds - 0.2%
Fidelity Cash Central Fund 1.60% (d)
(Cost $5,378)	5,376,869	5,378
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,780,999)		3,670,939
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,374
NET ASSETS - 100%		$3,675,313

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,869,000 or 0.1% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Bird Rides, Inc. Series C	12/21/18	$1,400
Neutron Holdings, Inc. Series C	7/3/18	$1,398
Neutron Holdings, Inc. Series D	1/25/19	$350
Tanium, Inc. Class B	4/21/17	$487

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$148
Fidelity Securities Lending Cash Central Fund	74
Total	$222

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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